INVESTMENT MANAGEMENT
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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

January 26, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Voya Equity Trust (on behalf of Voya Small Cap Growth Fund)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is Pre-Effective Amendment No. 1 to the registration statement on Form N-14 (the "Registration Statement") under the Securities Act of 1933, as amended ("Securities Act"), for Voya Equity Trust ("Registrant"). This Form N-14 is being filed in connection with a reorganization in which Voya Small Cap Growth Fund, a series of the Registrant, will acquire all of the assets and liabilities of TCM Small Cap Growth Fund, a series of Professionally Managed Portfolios, in exchange for shares of Voya Small Cap Growth Fund.

In accordance with Rule 461 under the Securities Act, to the undersigned, on behalf of the Registrant, respectfully requests acceleration of Pre-Effective Amendment No. 1 to the Registration Statement filed herewith, such that the Registration Statement will become effective on January 28, 2022 or as soon thereafter as practicable.

We are aware of our obligations under the Securities Act, and believe that such acceleration would be consistent with the obligation of the Securities and Exchange Commission to have due regard for the protection of investors and would not be inconsistent with the purposes and policies of the Investment Company Act of 1940, as amended.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 480-477-2260. Thank you for your prompt attention to this request for acceleration.

Very truly yours,

/s/ Joanne F. Osberg Joanne F. Osberg

Vice President and Senior Counsel Voya Investment Management

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INVESTMENT MANAGEMENT

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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

January 25, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Voya Equity Trust (on behalf of Voya Small Cap Growth Fund)

Dear Ladies and Gentlemen:

In accordance with Rule 461 under the Securities Act, the undersigned hereby joins the request of Voya Investment Management, on behalf of the Registrant, for acceleration of Pre-Effective Amendment No. 1 to the Registration Statement filed herewith, such that the Registration Statement will become effective on January 28, 2022 or as soon thereafter as practicable.

We are aware of our obligations under the Securities Act, and believe that such acceleration would be consistent with the obligation of the Securities and Exchange Commission to have due regard for the protection of investors and would not be inconsistent with the purposes and policies of the Investment Company Act of 1940, as amended.

Thank you for your prompt attention to this request for acceleration.

Very truly yours,

/s/ Andrew K. Schlueter__________

Andrew K. Schlueter

Vice President

Voya Investments Distributor, LLC